UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2011

Item 1:	Report to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2011

Lord Abbett Bond Debenture Fund

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,051.10	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$4.86
Class B
Actual	$1,000.00	$1,049.00	$8.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.77	$8.10
Class C
Actual	$1,000.00	$1,047.70	$8.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.77	$8.10
Class F
Actual	$1,000.00	$1,052.30	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.61
Class I
Actual	$1,000.00	$1,053.00	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.11
Class P
Actual	$1,000.00	$1,051.40	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.36
Class R2
Actual	$1,000.00	$1,049.80	$6.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.76	$6.11
Class R3
Actual	$1,000.00	$1,050.30	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.27	$5.61

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.62% for Classes B and C, 0.72% for Class F, 0.62% for Class I, 1.07% for Class P, 1.22% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**	Sector*	%**
Agency	0.21%	Insurance	2.14%
Automotive	4.38%	Media	6.95%
Banking	4.51%	Municipal	0.38%
Basic Industry	9.58%	Real Estate	1.18%
Capital Goods	8.02%	Services	11.07%
Consumer Cyclical	4.61%	Technology & Electronics	7.03%
Consumer Non-Cyclical	3.09%	Telecommunications	8.21%
Energy	13.91%	Utility	2.14%
Financial Services	4.45%	Short-Term Investment	0.50%
Healthcare	7.64%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.19%

COMMON STOCKS 4.20%

Aerospace & Defense 0.08%
SAIC, Inc.*	400	$6,728,000

Agency/Government Related 0.00%
Fannie Mae*	818	270,821

Auto Parts & Equipment 0.43%
Cooper-Standard Holdings, Inc.*	753	34,635,194

Automakers 0.06%
General Motors Co.*	58	1,767,134
Oshkosh Corp.*	100	2,894,000

Total		4,661,134

Banking 0.17%
Bank of America Corp.	300	3,288,000
Fifth Third Bancorp	200	2,550,000
Huntington Bancshares, Inc.	700	4,592,000
Regions Financial Corp.	600	3,720,000

Total		14,150,000

Chemicals 0.28%
LyondellBasell Industries NV Class A (Netherlands)(a)	353	13,578,300
Rockwood Holdings, Inc.*	135	7,464,150
TPC Group, Inc.*	35	1,381,015

Total		22,423,465

Diversified Capital Goods 0.35%
Emerson Electric Co.	350	19,687,500
Pall Corp.	150	8,434,500

Total		28,122,000

Energy: Exploration & Production 0.41%
Continental Resources, Inc.*	220	14,280,200
Whiting Petroleum Corp.*	336	19,145,890

Total		33,426,090

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares (000)	Fair Value
Food & Drug Retailers 0.08%
Ingles Markets, Inc. Class A	185	$3,061,750
SUPERVALU, INC.	350	3,293,500

Total		6,355,250

Food: Wholesale 0.23%
Archer Daniels Midland Co.	631	19,021,635

Gas Distribution 0.31%
El Paso Corp.	1,226	24,765,200

Integrated Energy 0.33%
ConocoPhillips	350	26,316,500

Media: Cable 0.13%
Charter Communications, Inc. Class A*	200	10,852,000

Media: Services 0.15%
Omnicom Group, Inc.	250	12,040,000

Pharmaceuticals 0.52%
Gilead Sciences, Inc.*	150	6,211,500
Mylan, Inc.*	800	19,736,000
Pfizer, Inc.	300	6,180,000
Teva Pharmaceutical Industries Ltd. ADR	200	9,644,000

Total		41,771,500

Railroads 0.26%
Union Pacific Corp.	200	20,880,000

Software/Services 0.41%
Adobe Systems, Inc.*	220	6,919,000
Fortinet, Inc.*	100	2,729,000
Informatica Corp.*	335	19,574,050
Nuance Communications, Inc.*	200	4,294,000

Total		33,516,050

Total Common Stocks (cost $273,262,380)		339,934,839

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 6.43%

Airlines 0.07%
AMR Corp.	6.25%	10/15/2014	$5,800	$5,655,000

Auto Parts & Equipment 0.17%
Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	12,335	13,522,244

Automakers 0.28%
Ford Motor Co.	4.25%	11/15/2016	13,050	22,429,687

Beverages 0.14%
Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	14,033	11,577,225

Computer Hardware 0.43%
Intel Corp.	2.95%	12/15/2035	15,000	15,581,250
NetApp, Inc.	1.75%	6/1/2013	8,700	14,866,125
SanDisk Corp.	1.50%	8/15/2017	4,200	4,462,500

Total				34,909,875

Diversified Capital Goods 0.13%
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	4,000	10,215,000

Electronics 0.26%
A123 Systems, Inc.	3.75%	4/15/2016	8,550	7,748,438
Itron, Inc.	2.50%	8/1/2026	13,625	13,727,187

Total				21,475,625

Health Services 0.52%
Human Genome Sciences, Inc.	2.25%	10/15/2011	15,000	23,700,000
Human Genome Sciences, Inc.	2.25%	8/15/2012	1,000	1,460,000
Incyte Corp.	4.75%	10/1/2015	3,000	6,918,750
Omnicare, Inc.	3.75%	12/15/2025	7,500	10,040,625

Total				42,119,375

Integrated Energy 0.23%
SunPower Corp.	4.75%	4/15/2014	8,000	8,520,000
Suntech Power Holdings Co., Ltd. (China)(a)	3.00%	3/15/2013	11,250	9,773,438

Total				18,293,438

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.03%
Altra Holdings, Inc.†	2.75%	3/1/2031	$2,075	$2,253,969

Media: Diversified 0.32%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	30,000	25,875,000

Media: Services 0.20%
Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	7,600	8,730,500
Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	7,743,750

Total				16,474,250

Medical Products 0.43%
Life Technologies Corp.	1.50%	2/15/2024	20,000	22,950,000
Medtronic, Inc.	1.625%	4/15/2013	8,500	8,733,750
NuVasive, Inc.	2.75%	7/1/2017	3,000	3,048,750

Total				34,732,500

Metals/Mining (Excluding Steel) 0.40%
Newmont Mining Corp.	1.25%	7/15/2014	20,000	26,150,000
Newmont Mining Corp.	3.00%	2/15/2012	5,000	6,150,000

Total				32,300,000

Monoline Insurance 0.10%
Radian Group, Inc.	3.00%	11/15/2017	10,800	7,789,500

Oil Field Equipment & Services 0.12%
Exterran Energy Corp.	4.75%	1/15/2014	10,000	9,850,000

Packaging 0.20%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	16,375	16,211,250

Pharmaceuticals 0.60%
Gilead Sciences, Inc.	0.625%	5/1/2013	21,000	25,016,250
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	4,000	4,620,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	15,000	18,956,250

Total				48,592,500

Software/Services 1.23%
Alliance Data Systems Corp.	1.75%	8/1/2013	8,500	10,826,875
Concur Technologies, Inc.†	2.50%	4/15/2015	6,400	7,392,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Digital River, Inc.†	2.00%	11/1/2030	$10,000	$10,050,000
EMC Corp.	1.75%	12/1/2013	22,975	40,378,562
Nuance Communications, Inc.	2.75%	8/15/2027	2,775	3,649,125
Symantec Corp.	1.00%	6/15/2013	20,775	25,345,500
Xilinx, Inc.	2.625%	6/15/2017	1,700	2,273,750

Total				99,915,812

Telecommunications: Wireless 0.57%
SBA Communications Corp.	4.00%	10/1/2014	33,000	46,447,500

Total Convertible Bonds (cost $481,370,840)				520,639,750

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.54%

Auto Parts & Equipment 0.05%
Cooper-Standard Holdings, Inc. PIK	7.00%		22	4,334,626

Automakers 0.15%
General Motors Co.	4.75%		253	12,311,724

Banking 1.32%
Bank of America Corp.	7.25%		35	35,042,000
Citigroup, Inc.	7.50%		335	40,250,250
Wells Fargo & Co.	7.50%		30	31,800,000

Total				107,092,250

Energy: Exploration & Production 0.52%
Apache Corp.	6.00%		635	41,859,200
Whiting Petroleum Corp.	6.25%		2	527,279

Total				42,386,479

Food: Wholesale 0.23%
Bunge Ltd.	4.875%		180	18,135,000

Gas Distribution 0.52%
Williams Cos., Inc. (The)	5.50%		300	41,643,750

Investments & Miscellaneous Financial Services 0.26%
AMG Capital Trust I	5.10%		450	21,318,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Shares (000)	Fair Value
Life Insurance 0.41%
MetLife, Inc.	5.00%		400	$32,972,000

Multi-Line Insurance 0.08%
Hartford Financial Services Group, Inc. (The)	7.25%		250	6,515,000

Total Convertible Preferred Stocks (cost $230,807,678)				286,709,579

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(b) 2.08%

Department Stores 0.04%
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	$3,000	2,967,102

Electric: Generation 0.20%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.69% - 4.768%	10/10/2017	21,124	16,518,533

Gaming 0.28%
Caesar’s Entertainment Operating Co. Term Loan B1	3.274%	1/28/2015	10,000	9,009,340
Harrah’s Property Co. Senior Note	3.19%	2/13/2013	10,000	8,430,000
MGM Mirage Class C Term Loan	7.00%	2/21/2014	5,000	4,902,345

Total				22,341,685

Health Facilities 0.21%
Drumm Investors LLC Term Loan	5.00%	5/4/2018	10,000	9,824,950
HCA, Inc. Extended Term Loan B2	3.496%	3/17/2017	7,057	6,971,237

Total				16,796,187

Insurance Brokerage 0.10%
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,860	7,850,175

Investments & Miscellaneous Financial Services 0.49%
Nuveen Investments, Inc. 1st Lien Term Loan	3.246% - 3.273%	11/13/2014	11,509	11,380,982
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	13,800	14,731,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)
Nuveen Investments, Inc. Extended Term Loan	5.746% - 5.773%	5/12/2017	$13,447	$13,469,650

Total				39,582,132

Media: Broadcast 0.31%
Clear Channel Communication Term Loan B	3.836%	1/28/2016	9,640	8,150,536
Univision Communications, Inc. Extended Term Loan	4.436%	3/29/2017	10,162	9,673,598
Univision Communications, Inc. Initial Term Loan	2.186%	9/29/2014	8,074	7,738,694

Total				25,562,828

Software/Services 0.18%
Nuance Communications, Inc. Incremental Term Loan	1.95%	3/29/2013	5,938	5,914,950
Nuance Communications, Inc. Term Loan	1.95%	3/29/2013	3,958	3,942,763
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	4,975	5,006,094

Total				14,863,807

Specialty Retail 0.11%
Michaels Stores, Inc. Term Loan B1	2.50% - 2.563%	10/31/2013	3,722	3,665,935
Michaels Stores, Inc. Term Loan B2	4.75% - 4.813%	7/31/2016	5,009	5,000,146

Total				8,666,081

Support: Services 0.09%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	7,557	7,669,189

Telecommunications: Integrated/Services 0.07%
Level 3 Financing, Inc. Bridge Term Loan	14.00%	4/10/2012	6,061	6,060,606

Total Floating Rate Loans (cost $167,215,218)				168,878,325

FOREIGN BONDS(c) 0.44%

Netherlands 0.25%
Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR 5,200	7,484,222
Refresco Group BV†	7.375%	5/15/2018	EUR 2,000	2,943,804

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Netherlands (continued)
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR 6,750	$10,082,166

Total				20,510,192

United Kingdom 0.19%
R&R Ice Cream plc†	8.375%	11/15/2017	EUR10,400	14,855,333

Total Foreign Bonds (cost $33,894,673)				35,365,525

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.19%
Federal National Mortgage Assoc. (cost $14,908,763)	4.50%	2/1/2039	$14,706	15,259,607

HIGH YIELD CORPORATE BONDS 80.10%

Aerospace/Defense 1.11%
Alliant Techsystems, Inc.	6.875%	9/15/2020	3,500	3,657,500
Esterline Technologies Corp.	6.625%	3/1/2017	8,000	8,320,000
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	9,577,750
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021	3,425	3,562,000
Mantech International Corp.	7.25%	4/15/2018	15,000	15,750,000
Moog, Inc.	6.25%	1/15/2015	10,750	10,965,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020	19,000	19,380,000
Spirit Aerosystems, Inc.	7.50%	10/1/2017	7,575	8,010,562
Triumph Group, Inc.	8.00%	11/15/2017	10,440	11,040,300

Total				90,263,112

Airlines 0.54%
Delta Air Lines, Inc.	4.95%	5/23/2019	3,647	3,651,568
Delta Air Lines, Inc.†	9.50%	9/15/2014	3,953	4,234,651
United Airlines, Inc.	6.636%	7/2/2022	7,930	7,970,121
United Airlines, Inc.†	9.875%	8/1/2013	16,650	17,565,750
United Airlines, Inc.†	12.00%	11/1/2013	9,600	10,344,000

Total				43,766,090

Apparel/Textiles 0.46%
Hanesbrands, Inc.	6.375%	12/15/2020	10,000	9,750,000
Levi Strauss & Co.	7.625%	5/15/2020	8,675	8,718,375
Levi Strauss & Co.	8.875%	4/1/2016	10,275	10,711,688
Perry Ellis International, Inc.	7.875%	4/1/2019	7,650	7,936,875

Total				37,116,938

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Loans 0.20%
Ford Motor Credit Co. LLC	8.00%	6/1/2014		$15,000	$16,466,355

Auto Parts & Equipment 2.07%
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		15,000	15,900,000
Dana Holding Corp.	6.50%	2/15/2019		10,000	9,950,000
Dana Holding Corp.	6.75%	2/15/2021		10,000	9,912,500
Exide Technologies†	8.625%	2/1/2018		6,250	6,531,250
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016		9,750	11,017,500
International Automotive Components Group SL (Spain)†(a)	9.125%	6/1/2018		9,000	9,247,500
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		5,350	5,791,375
Stanadyne Corp.	10.00%	8/15/2014		10,000	10,225,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,750	19,265,625
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	8,047,500
Tenneco, Inc.	6.875%	12/15/2020		11,575	11,835,437
Tenneco, Inc.	7.75%	8/15/2018		2,950	3,104,875
TRW Automotive, Inc.†	7.25%	3/15/2017		25,000	27,875,000
TRW Automotive, Inc.†	8.875%	12/1/2017		10,000	11,250,000
UCI International, Inc.	8.625%	2/15/2019		7,175	7,426,125

Total					167,379,687

Automakers 0.77%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021		16,000	15,760,000
Ford Motor Co.	7.45%	7/16/2031		15,000	17,079,555
General Motors Co.(d)	–	–	(e)	15,000	450,000
Navistar International Corp.	8.25%	11/1/2021		20,000	21,500,000
Oshkosh Corp.	8.50%	3/1/2020		7,350	7,993,125

Total					62,782,680

Banking 2.82%
Ally Financial, Inc.	7.50%	9/15/2020		6,000	6,300,000
Ally Financial, Inc.	8.30%	2/12/2015		25,000	28,000,000
Bank of America Corp.	8.00%	–	(e)	15,000	15,684,570
Capital One Capital VI	8.875%	5/15/2040		20,000	20,728,160
Discover Bank	8.70%	11/18/2019		11,200	13,532,098
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,087,500
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	5,703,924
JPMorgan Chase & Co.	7.90%	–	(e)	7,275	7,840,595

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Macquarie Group Ltd. (Australia)†(a)	6.25%		1/14/2021		$10,750	$10,762,760
Morgan Stanley	4.85%		2/3/2016		CAD20,000	20,875,318
Regions Bank	6.45%		6/26/2037		$ 6,650	6,242,521
Regions Bank	7.50%		5/15/2018		7,987	8,363,220
Regions Financial Corp.	7.75%		11/10/2014		6,025	6,388,187
Regions Financing Trust II	6.625%		5/15/2047		10,000	8,920,750
SVB Financial Group	5.375%		9/15/2020		9,350	9,411,934
Wachovia Capital Trust III	5.57%	#	–	(e)	15,000	13,781,250
Washington Mutual Bank(f)	6.875%		6/15/2011		22,500	84,375
Zions Bancorporation	7.75%		9/23/2014		27,000	29,625,453

Total						228,332,615

Beverages 0.26%
CEDC Finance Corp. International, Inc.†	9.125%		12/1/2016		11,300	10,367,750
Constellation Brands, Inc.	7.25%		5/15/2017		10,000	10,925,000

Total						21,292,750

Brokerage 0.65%
Cantor Fitzgerald LP†	7.875%		10/15/2019		12,655	13,843,887
Lazard Group LLC	7.125%		5/15/2015		12,500	14,077,162
Raymond James Financial, Inc.	8.60%		8/15/2019		20,000	24,460,960

Total						52,382,009

Building & Construction 0.92%
K. Hovnanian Enterprises, Inc.	10.625%		10/15/2016		9,750	9,774,375
KB Home	9.10%		9/15/2017		18,000	18,315,000
Lennar Corp.	12.25%		6/1/2017		17,700	21,726,750
Odebrecht Finance Ltd.†	6.00%		4/5/2023		4,700	4,694,125
Ryland Group, Inc.	8.40%		5/15/2017		7,500	8,193,750
Toll Brothers Finance Corp.	8.91%		10/15/2017		10,000	11,734,290

Total						74,438,290

Building Materials 0.58%
Building Materials Corp. of America†	6.75%		5/1/2021		6,250	6,296,875
Building Materials Corp. of America†	7.50%		3/15/2020		5,150	5,446,125
Cemex Finance LLC†	9.50%		12/14/2016		4,825	5,011,969
Masco Corp.	7.125%		3/15/2020		12,000	12,303,432
Owens Corning, Inc.	9.00%		6/15/2019		15,000	17,942,235

Total						47,000,636

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 2.50%
Airgas, Inc.	7.125%	10/1/2018	$10,500	$11,392,500
Ashland, Inc.	9.125%	6/1/2017	5,000	5,650,000
Celanese US Holdings LLC	6.625%	10/15/2018	7,365	7,806,900
Chemtura Corp.	7.875%	9/1/2018	10,000	10,525,000
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	12,913,870
Huntsman International LLC	8.625%	3/15/2020	23,000	25,185,000
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015	4,350	4,589,250
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	23,000	22,827,500
Lyondell Chemical Co.†	8.00%	11/1/2017	16,200	18,063,000
Momentive Performance Materials, Inc.	9.00%	1/15/2021	12,000	12,300,000
Nalco Co.†	6.625%	1/15/2019	12,600	12,978,000
Nalco Co.	8.25%	5/15/2017	15,000	16,462,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	11,700	12,402,000
Polymer Group, Inc.†	7.75%	2/1/2019	10,500	10,578,750
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	18,751,875

Total				202,426,145

Computer Hardware 0.54%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	15,885	16,838,100
Brocade Communications Systems, Inc.	6.875%	1/15/2020	12,500	13,531,250
Seagate HDD Cayman†	6.875%	5/1/2020	13,200	13,167,000

Total				43,536,350

Consumer/Commercial/Lease Financing 1.39%
CIT Group, Inc.†	7.00%	5/2/2017	5,000	5,000,000
CIT Group, Inc.†	7.00%	5/2/2016	15,000	14,981,250
International Lease Finance Corp.	6.25%	5/15/2019	5,400	5,284,219
International Lease Finance Corp.	8.25%	12/15/2020	6,100	6,603,250
International Lease Finance Corp.	8.75%	3/15/2017	32,075	35,162,219
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	15,800	17,380,000
SLM Corp.	6.25%	1/25/2016	9,200	9,554,402
Springleaf Finance Corp.	6.90%	12/15/2017	20,000	18,450,000

Total				112,415,340

Consumer Products 0.43%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	12,675	12,611,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products (continued)
Elizabeth Arden, Inc.	7.375%	3/15/2021	$21,000	$21,971,250

Total				34,582,875

Department Stores 0.47%
J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	5,251,125
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	7,000	7,892,941
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	12,900	13,473,470
Macy’s Retail Holdings, Inc.	8.125%	7/15/2015	10,000	11,912,500

Total				38,530,036

Diversified Capital Goods 2.28%
Actuant Corp.	6.875%	6/15/2017	23,000	23,632,500
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	15,825,000
Belden, Inc.	7.00%	3/15/2017	17,500	18,025,000
Belden, Inc.	9.25%	6/15/2019	12,000	13,410,000
Griffon Corp.†	7.125%	4/1/2018	6,200	6,254,250
Mueller Water Products, Inc.	7.375%	6/1/2017	23,500	22,207,500
Park-Ohio Industries, Inc.†	8.125%	4/1/2021	11,400	11,457,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	30,000	31,837,500
SPX Corp.†	6.875%	9/1/2017	21,000	22,575,000
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	19,195,610

Total				184,419,360

Electric: Generation 0.98%
Dynegy Holdings, Inc.	7.75%	6/1/2019	15,000	10,987,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	22,500	18,112,500
Edison Mission Energy	7.00%	5/15/2017	20,000	16,300,000
Mirant Americas Generation LLC	9.125%	5/1/2031	20,000	20,200,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.	10.25%	11/1/2015	10,500	6,405,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	7,500	7,406,250

Total				79,411,250

Electric: Integrated 0.92%
AES Corp. (The)†	7.375%	7/1/2021	8,280	8,414,550
AES Corp. (The)	8.00%	10/15/2017	29,950	31,896,750
Black Hills Corp.	5.875%	7/15/2020	8,000	8,453,960
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	21,242,018

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
SCANA Corp.	4.75%	5/15/2021	$4,800	$4,824,864

Total				74,832,142

Electronics 1.33%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	16,000	16,560,000
Advanced Micro Devices, Inc.	8.125%	12/15/2017	9,225	9,686,250
CPI International Acquisition, Inc.†	8.00%	2/15/2018	12,500	11,875,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,526,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	8,134	9,069,410
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	13,408	15,218,080
KLA-Tencor Corp.	6.90%	5/1/2018	12,850	14,535,624
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	12,500	14,062,500
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	7,550	7,568,875

Total				108,101,739

Energy: Exploration & Production 5.80%
Berry Petroleum Co.	6.75%	11/1/2020	6,000	6,045,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	3,400	3,604,000
Brigham Exploration Co.†	6.875%	6/1/2019	5,000	4,987,500
Brigham Exploration Co.	8.75%	10/1/2018	9,825	10,758,375
Chaparral Energy, Inc.	8.25%	9/1/2021	18,000	18,225,000
Chesapeake Energy Corp.	6.625%	8/15/2020	10,146	10,729,395
Cimarex Energy Co.	7.125%	5/1/2017	25,000	26,375,000
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,101,250
Concho Resources, Inc.	8.625%	10/1/2017	5,650	6,186,750
Continental Resources, Inc.	7.375%	10/1/2020	7,200	7,686,000
Continental Resources, Inc.	8.25%	10/1/2019	29,750	32,650,625
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	10,000	9,975,000
Forest Oil Corp.	7.25%	6/15/2019	32,000	32,800,000
Forest Oil Corp.	8.50%	2/15/2014	9,825	10,709,250
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	14,732,110
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	18,500	19,332,500
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	15,750	15,887,812
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	11,070,220
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,572,500
Oasis Petroleum, Inc.†	7.25%	2/1/2019	20,000	19,900,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	41,750	43,148,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	$13,175	$14,031,375
Penn Virginia Corp.	7.25%	4/15/2019	9,750	9,445,313
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,509,460
QEP Resources, Inc.	6.875%	3/1/2021	10,700	11,342,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	9,900,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	15,000	15,881,250
Range Resources Corp.	7.25%	5/1/2018	8,000	8,520,000
Range Resources Corp.	8.00%	5/15/2019	15,000	16,350,000
SandRidge Energy, Inc.†	7.50%	3/15/2021	13,125	13,305,469
SM Energy Co.†	6.625%	2/15/2019	12,000	12,060,000
Unit Corp.	6.625%	5/15/2021	3,105	3,108,881
W&T Offshore, Inc.†	8.50%	6/15/2019	7,350	7,460,250
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,389,000

Total				469,779,910

Environmental 0.34%
Clean Harbors, Inc.	7.625%	8/15/2016	12,420	13,227,300
Clean Harbors, Inc.†	7.625%	8/15/2016	5,200	5,538,000
EnergySolutions, Inc./EnergySolutions LLC	10.75%	8/15/2018	5,000	5,300,000
WCA Waste Corp.†	7.50%	6/15/2019	3,400	3,412,750

Total				27,478,050

Food & Drug Retailers 0.79%
Ingles Markets, Inc.	8.875%	5/15/2017	25,850	27,788,750
Rite Aid Corp.	9.375%	12/15/2015	7,000	6,562,500
Rite Aid Corp.	10.25%	10/15/2019	9,525	10,525,125
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	8,500	8,861,250
SUPERVALU, INC.	7.50%	11/15/2014	10,000	10,050,000

Total				63,787,625

Food: Wholesale 1.54%
Blue Merger Sub, Inc.†	7.625%	2/15/2019	7,500	7,612,500
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	3,800	3,838,000
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	5,725	5,238,375
Bunge NA Finance LP	5.90%	4/1/2017	9,050	9,903,659
Corn Products International, Inc.	4.625%	11/1/2020	10,000	10,106,620
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	32,775,000
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,487,488

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
Mead Johnson Nutrition Co.	4.90%	11/1/2019	$15,000	$15,855,120
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,473,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	8,250	8,600,625
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	18,250	18,590,727

Total				124,481,239

Forestry/Paper 1.48%
Boise Paper Holdings LLC/Boise Co-Issuer Co.	8.00%	4/1/2020	3,600	3,798,000
Boise Paper Holdings LLC/Boise Finance Co.	9.00%	11/1/2017	3,750	4,096,875
Cascades, Inc. (Canada)(a)	7.75%	12/15/2017	6,300	6,599,250
Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	3,425	3,583,406
Georgia-Pacific LLC†	5.40%	11/1/2020	5,100	5,207,044
Georgia-Pacific LLC†	8.25%	5/1/2016	20,000	22,680,880
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	14,000	14,140,000
Millar Western Forest Products Ltd. (Canada)†(a)	8.50%	4/1/2021	10,000	9,050,000
NewPage Corp.	11.375%	12/31/2014	11,150	10,453,125
Rock-Tenn Co.	9.25%	3/15/2016	10,000	10,850,000
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	18,000	18,270,000
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	11,345,630

Total				120,074,210

Gaming 3.18%
Ameristar Casinos, Inc.†	7.50%	4/15/2021	6,500	6,735,625
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	11,593,750
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	12,000	9,750,000
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	20,000	20,050,000
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	11,800	12,242,500
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%	1/15/2017	6,750	7,357,500
Downstream Development Authority Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	11,600	11,600,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	20,000	19,925,000
Marina District Finance Co., Inc.	9.875%	8/15/2018	18,000	18,765,000
MCE Finance Ltd.	10.25%	5/15/2018	11,000	12,306,250
MGM Resorts International	6.625%	7/15/2015	10,000	9,425,000
MGM Resorts International	9.00%	3/15/2020	4,950	5,445,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	$7,700	$8,162,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	20,700,000
Peninsula Gaming LLC	8.375%	8/15/2015	4,600	4,853,000
Peninsula Gaming LLC†	8.375%	8/15/2015	3,600	3,798,000
River Rock Entertainment Authority (The)	9.75%	11/1/2011	17,000	15,172,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,725	17,414,812
Station Casinos, Inc.(f)	6.50%	2/1/2014	27,000	2,700
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	14,000	14,490,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	5,300	5,783,625
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	20,000	21,875,000

Total				257,447,262

Gas Distribution 3.27%
El Paso Corp.	6.50%	9/15/2020	8,200	9,006,298
El Paso Corp.	7.00%	6/15/2017	30,000	34,091,250
El Paso Corp.	7.25%	6/1/2018	10,000	11,282,230
El Paso Corp.	7.75%	1/15/2032	10,000	11,682,720
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	10,000	11,244,490
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	10,325	9,808,750
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	10,335,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,512,526
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,081,100
Inergy LP/Inergy Finance Corp.†	6.875%	8/1/2021	19,500	19,524,375
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	943	1,009,010
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	17,000	17,722,500
MarkWest Energy Partners LP	6.75%	11/1/2020	17,000	17,425,000
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	6,570,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	28,439,110
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,259,850
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,877,512
NorthernStar Natural Gas, Inc. PIK(f)	5.00%	5/15/2014	4,229	423
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,698,234
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,953,218
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,703,382
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	6,930,000

Total				265,156,978

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.90%
Bausch & Lomb, Inc.	9.875%	11/1/2015	$30,000	$31,950,000
Biomet, Inc.	10.00%	10/15/2017	22,000	24,090,000
Capella Healthcare, Inc.†	9.25%	7/1/2017	10,000	10,600,000
Community Health Systems, Inc.	8.875%	7/15/2015	39,000	40,267,500
HCA Holdings, Inc.†	7.75%	5/15/2021	22,000	22,935,000
HCA, Inc.	7.875%	2/15/2020	10,000	10,900,000
HCA, Inc.	9.875%	2/15/2017	7,800	8,716,500
HealthSouth Corp.	8.125%	2/15/2020	24,650	26,591,187
Kindred Healthcare, Inc.†	8.25%	6/1/2019	9,000	9,000,000
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	6,900	6,839,625
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,253,750
Select Medical Corp.	7.625%	2/1/2015	20,000	19,900,000
Tenet Healthcare Corp.	8.875%	7/1/2019	6,850	7,594,938
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	16,481,250
United Surgical Partners International, Inc.	8.875%	5/1/2017	21,500	22,575,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	31,125,000
Vanguard Health Systems, Inc.	Zero Coupon	2/1/2016	5,750	3,816,563
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	14,667,351

Total				316,303,664

Health Services 0.39%
inVentiv Health, Inc.†	10.00%	8/15/2018	3,500	3,325,000
STHI Holding Corp.†	8.00%	3/15/2018	12,500	12,750,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland)†(a)	7.75%	9/15/2018	15,000	15,206,250

Total				31,281,250

Hotels 1.20%
FelCor Lodging LP†	6.75%	6/1/2019	16,500	15,922,500
FelCor Lodging LP	10.00%	10/1/2014	7,630	8,602,825
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,768,000
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	15,375,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	20,036	21,085,285
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,456,250
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	10,000	11,475,000
Wyndham Worldwide Corp.	5.75%	2/1/2018	5,315	5,495,694

Total				97,180,554

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Household & Leisure Products 0.37%
American Standard Americas†	10.75%		1/15/2016	$12,675	$12,247,219
Whirlpool Corp.	8.60%		5/1/2014	15,000	17,490,720

Total					29,737,939

Insurance Brokerage 0.33%
HUB International Holdings, Inc.†	9.00%		12/15/2014	10,000	10,250,000
USI Holdings Corp.†	4.136%	#	11/15/2014	17,250	16,128,750

Total					26,378,750

Integrated Energy 0.51%
Alta Wind Holdings LLC†	7.00%		6/30/2035	11,317	12,044,675
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	14,197	11,826,601
LUKOIL International Finance BV (Netherlands)†(a)	6.656%		6/7/2022	16,525	17,495,844

Total					41,367,120

Investments & Miscellaneous Financial Services 0.81%
FMR LLC†	5.35%		11/15/2021	14,800	15,418,862
KKR Group Finance Co.†	6.375%		9/29/2020	10,900	11,547,209
Nuveen Investments, Inc.	10.50%		11/15/2015	33,750	34,678,125
Nuveen Investments, Inc.†	10.50%		11/15/2015	4,300	4,375,250

Total					66,019,446

Leisure 0.73%
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	20,600	22,042,000
NCL Corp. Ltd.†	9.50%		11/15/2018	9,225	9,870,750
Speedway Motorsports, Inc.	8.75%		6/1/2016	15,450	16,743,937
Universal City Development Partners Ltd.	8.875%		11/15/2015	9,225	10,308,938

Total					58,965,625

Life Insurance 0.23%
MetLife Capital Trust X†	9.25%		4/8/2038	15,075	18,466,875

Local-Authority 0.19%
New York City Industrial Development Agency†	11.00%		3/1/2029	12,000	15,094,920

Machinery 0.98%
Altra Holdings, Inc.	8.125%		12/1/2016	20,000	21,700,000
Manitowoc Co., Inc. (The)	8.50%		11/1/2020	3,600	3,861,000
Manitowoc Co., Inc. (The)	9.50%		2/15/2018	20,450	22,316,062

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery (continued)
Roper Industries, Inc.	6.25%	9/1/2019	$10,350	$11,737,863
Steelcase, Inc.	6.375%	2/15/2021	11,175	11,647,725
Thermadyne Holdings Corp.†	9.00%	12/15/2017	7,500	7,875,000

Total				79,137,650

Managed Care 0.19%
Centene Corp.	5.75%	6/1/2017	15,500	15,248,125

Media: Broadcast 1.84%
Allbritton Communications Co.	8.00%	5/15/2018	12,825	13,113,562
AMC Networks, Inc.†	7.75%	7/15/2021	10,000	10,475,000
Belo Corp.	8.00%	11/15/2016	10,000	11,000,000
Citadel Broadcasting Corp.†	7.75%	12/15/2018	5,650	6,031,375
Clear Channel Communications, Inc.	5.50%	9/15/2014	2,150	1,892,000
Clear Channel Communications, Inc.†	9.00%	3/1/2021	13,150	12,656,875
Cumulus Media, Inc.†	7.75%	5/1/2019	12,000	11,640,000
Discovery Communications LLC	5.625%	8/15/2019	11,150	12,342,392
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	6,271,500
Gray Television, Inc.	10.50%	6/29/2015	14,175	14,812,875
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	5,050	5,515,186
LIN Television Corp.	6.50%	5/15/2013	12,075	12,150,469
LIN Television Corp.	8.375%	4/15/2018	7,500	7,931,250
Salem Communications Corp.	9.625%	12/15/2016	4,442	4,702,968
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	9,646,875
Univision Communications, Inc.†	8.50%	5/15/2021	8,625	8,646,562

Total				148,828,889

Media: Cable 2.44%
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	3,667	4,336,098
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	9,450	9,780,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	18,987,500
CSC Holdings LLC	8.625%	2/15/2019	15,000	16,987,500
DISH DBS Corp.†	6.75%	6/1/2021	20,000	20,600,000
DISH DBS Corp.	7.125%	2/1/2016	22,350	23,691,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	4,450	4,561,250
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	10,300,000
Mediacom Communications Corp.	9.125%	8/15/2019	32,450	34,397,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	$7,075	$7,570,250
Time Warner Cable, Inc.	4.125%	2/15/2021	7,500	7,263,480
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	15,000	16,800,000
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	17,500	19,862,500
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.25%	1/15/2021	2,250	2,400,563

Total				197,537,891

Media: Services 1.16%
Affinion Group, Inc.	11.50%	10/15/2015	12,200	12,657,500
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	10,000	11,125,000
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	15,000	17,812,500
Lamar Media Corp.	7.875%	4/15/2018	7,500	7,893,750
Nielsen Finance LLC/Nielsen Finance Co.†	7.75%	10/15/2018	5,450	5,749,750
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	1,788	2,100,900
WMG Acquisition Corp.	7.375%	4/15/2014	10,000	10,175,000
WMG Acquisition Corp.	9.50%	6/15/2016	25,000	26,500,000

Total				94,014,400

Medical Products 0.31%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	12,500	13,937,500
Giant Funding Corp.†	8.25%	2/1/2018	5,100	5,342,250
Life Technologies Corp.	6.00%	3/1/2020	5,300	5,760,109

Total				25,039,859

Metals/Mining (Excluding Steel) 3.32%
Arch Coal, Inc.†	7.25%	6/15/2021	21,000	21,131,250
Arch Coal, Inc.	7.25%	10/1/2020	2,600	2,658,500
Arch Coal, Inc.	8.75%	8/1/2016	10,000	10,900,000
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	8,700	8,939,250
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	10,000	10,845,160
CONSOL Energy, Inc.†	6.375%	3/1/2021	3,950	3,950,000
CONSOL Energy, Inc.	8.25%	4/1/2020	15,000	16,425,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	6,000	6,120,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	7.00%	11/1/2015	6,000	6,150,000
Foundation PA Coal Co.	7.25%	8/1/2014	10,000	10,200,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Gold Fields Orogen Holding BVI Ltd.†	4.875%		10/7/2020		$14,500	$13,749,872
James River Escrow, Inc.†	7.875%		4/1/2019		22,500	22,387,500
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018		17,000	17,000,000
Murray Energy Corp.†	10.25%		10/15/2015		10,000	10,550,000
Noranda Aluminum Acquisition Corp. PIK	4.417%	#	5/15/2015		16,786	15,857,284
Novelis, Inc.	8.75%		12/15/2020		9,500	10,307,500
Patriot Coal Corp.	8.25%		4/30/2018		12,500	13,000,000
Peabody Energy Corp.	7.375%		11/1/2016		7,300	8,285,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%		4/15/2018		14,275	14,810,312
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%		6/15/2019		20,700	21,010,500
Teck Resources Ltd. (Canada)(a)	10.75%		5/15/2019		15,000	18,982,845
Thompson Creek Metals Co., Inc. (Canada)†(a)	7.375%		6/1/2018		6,000	5,910,000

Total						269,170,473

Monoline Insurance 0.21%
Fidelity National Financial, Inc.	6.60%		5/15/2017		16,250	17,173,423

Multi-Line Insurance 0.33%
AXA SA (France)†(a)	6.379%		–	(e)	11,225	9,934,125
Genworth Financial, Inc.	7.625%		9/24/2021		13,575	13,757,014
ZFS Finance USA Trust V†	6.50%		5/9/2037		3,024	3,024,000

Total						26,715,139

Oil Field Equipment & Services 1.34%
Basic Energy Services, Inc.†	7.75%		2/15/2019		11,850	11,938,875
Complete Production Services, Inc.	8.00%		12/15/2016		17,125	17,981,250
Dresser-Rand Group, Inc.†	6.50%		5/1/2021		15,000	15,525,000
Key Energy Services, Inc.	6.75%		3/1/2021		5,750	5,764,375
Oil States International, Inc.†	6.50%		6/1/2019		16,000	16,120,000
Precision Drilling Corp. (Canada)(a)	6.625%		11/15/2020		5,700	5,785,500
SEACOR Holdings, Inc.	7.375%		10/1/2019		19,750	21,715,559
SESI LLC†	6.375%		5/1/2019		6,700	6,649,750
Trinidad Drilling Ltd. (Canada)†(a)	7.875%		1/15/2019		6,600	6,864,000

Total						108,344,309

Oil Refining & Marketing 0.32%
Alon Refining Krotz Springs, Inc.	13.50%		10/15/2014		6,275	6,588,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing (continued)
Tesoro Corp.	9.75%	6/1/2019	$17,000	$19,082,500

Total				25,671,250

Packaging 2.77%
AEP Industries, Inc.†	8.25%	4/15/2019	15,000	15,112,500
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	7,775	8,047,125
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	9,500	10,046,250
Ball Corp.	6.625%	3/15/2018	10,000	10,337,500
Ball Corp.	7.375%	9/1/2019	10,000	10,975,000
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	10,000	10,712,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	47,053,450
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	10,000	11,200,000
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	7,500	8,381,250
Graphic Packaging International, Inc.	9.50%	8/15/2013	13,258	13,456,870
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,655,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	10/15/2016	21,500	22,521,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	12,000	11,850,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.00%	4/15/2019	6,500	6,451,250
Sealed Air Corp.†	6.875%	7/15/2033	5,000	4,415,110
Sealed Air Corp.	7.875%	6/15/2017	2,500	2,706,507
Solo Cup Co.	8.50%	2/15/2014	12,650	11,859,375
Vitro SA de CV (Mexico)(a)(f)	9.125%	2/1/2017	16,500	12,292,500

Total				224,073,937

Pharmaceuticals 0.47%
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	10,000	10,887,500
Mylan, Inc.†	7.625%	7/15/2017	5,250	5,748,750
Mylan, Inc.†	7.875%	7/15/2020	7,500	8,268,750
Valeant Pharmaceuticals International†	6.75%	8/15/2021	14,150	13,513,250

Total				38,418,250

Printing & Publishing 0.15%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	11,625	11,973,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Property & Casualty 0.33%
Liberty Mutual Group, Inc.†(g)	10.75%	6/15/2058	$20,000	$26,750,000

Railroads 0.34%
Florida East Coast Railway Corp.†	8.125%	2/1/2017	20,000	20,750,000
Kansas City Southern de Mexico SA de CV (Mexico)†(a)	6.125%	6/15/2021	7,125	7,160,625

Total				27,910,625

Real Estate Investment Trusts 1.16%
Developers Diversified Realty Corp.	7.875%	9/1/2020	11,000	12,633,313
DuPont Fabros Technology LP	8.50%	12/15/2017	13,875	15,227,812
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	12,000	12,375,300
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	10,729,370
Kilroy Realty LP	5.00%	11/3/2015	8,000	8,346,048
ProLogis LP	6.875%	3/15/2020	21,000	23,226,819
ProLogis LP	8.65%	5/15/2016	10,187	11,700,442

Total				94,239,104

Restaurants 0.39%
DineEquity, Inc.†	9.50%	10/30/2018	6,425	7,003,250
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	22,500	25,031,250

Total				32,034,500

Software/Services 1.75%
Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	11,275	11,782,375
Ceridian Corp.	11.25%	11/15/2015	6,750	6,783,750
Fidelity National Information Services, Inc.	7.625%	7/15/2017	5,000	5,331,250
First Data Corp.†	7.375%	6/15/2019	4,450	4,505,625
First Data Corp.†	8.25%	1/15/2021	15,000	14,775,000
First Data Corp.	9.875%	9/24/2015	2,514	2,595,705
First Data Corp.†	12.625%	1/15/2021	11,243	12,086,225
SERENA Software, Inc.	10.375%	3/15/2016	7,600	8,008,500
SunGard Data Systems, Inc.	7.375%	11/15/2018	15,250	15,326,250
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,191,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	40,000	41,500,000
Vangent, Inc.	9.625%	2/15/2015	12,500	12,687,500

Total				141,573,680

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 1.84%
Brookstone Co., Inc.†	13.00%	10/15/2014	$7,821	$6,667,403
Brown Shoe Co., Inc.†	7.125%	5/15/2019	12,500	12,000,000
J. Crew Group, Inc.†	8.125%	3/1/2019	12,400	11,997,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	15,862,500
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,387,500
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,312,500
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	14,000	14,945,000
QVC, Inc.†	7.125%	4/15/2017	7,800	8,229,000
QVC, Inc.†	7.375%	10/15/2020	17,500	18,506,250
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	26,345,062
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	12,000	12,600,000

Total				148,852,215

Steel Producers/Products 0.90%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	18,700	17,484,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	15,301,503
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,943,004
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	11,000	11,082,500
JMC Steel Group†	8.25%	3/15/2018	7,700	7,854,000
Steel Dynamics, Inc.	7.625%	3/15/2020	7,500	7,968,750

Total				72,634,257

Support: Services 1.91%
ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	2,900	2,965,250
Audatex North America, Inc.†	6.75%	6/15/2018	5,900	5,959,000
Avis Budget Car Rental	9.625%	3/15/2018	13,240	14,199,900
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	4,400	4,378,000
Corrections Corp. of America	7.75%	6/1/2017	8,719	9,536,406
Diversey, Inc.	8.25%	11/15/2019	8,150	9,596,625
Expedia, Inc.	8.50%	7/1/2016	12,250	13,413,750
FTI Consulting, Inc.	6.75%	10/1/2020	10,000	10,150,000
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,678,750
Hertz Corp. (The)†	7.50%	10/15/2018	21,500	22,252,500
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	11,868,750
PHH Corp.	9.25%	3/1/2016	5,750	6,317,813
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	5,975	5,975,000
Travelport LLC	9.875%	9/1/2014	6,000	5,550,000
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	10,000	8,975,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
United Rentals (North America), Inc.	10.875%	6/15/2016	$10,000	$11,237,500

Total				155,054,244

Telecommunications Equipment 0.79%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	13,600	12,308,000
Avaya, Inc.†	7.00%	4/1/2019	21,000	20,422,500
CommScope, Inc.†	8.25%	1/15/2019	30,000	31,050,000

Total				63,780,500

Telecommunications: Integrated/Services 3.06%
CenturyLink, Inc.	6.15%	9/15/2019	10,000	10,073,670
CenturyLink, Inc.	6.45%	6/15/2021	12,000	11,884,308
Dycom Investments, Inc.†	7.125%	1/15/2021	16,750	17,168,750
EH Holding Corp.†	7.625%	6/15/2021	22,000	22,550,000
Equinix, Inc.	8.125%	3/1/2018	11,750	12,851,563
GCI, Inc.†	6.75%	6/1/2021	7,725	7,744,313
Hellas II (Luxembourg)†(a)(f)	6.001%	1/15/2015	15,000	1,500
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	23,250	23,162,812
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	16,945	18,004,062
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	35,300	37,991,625
Level 3 Escrow, Inc.†	8.125%	7/1/2019	7,750	7,808,125
MasTec, Inc.	7.625%	2/1/2017	12,500	12,781,250
Telecom Italia Capital SA (Italy)(a)	7.175%	6/18/2019	5,250	5,805,335
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	6,700	7,109,792
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	9,532	9,460,510
Windstream Corp.	7.00%	3/15/2019	28,000	28,420,000
Windstream Corp.	7.75%	10/1/2021	14,700	15,435,000

Total				248,252,615

Telecommunications: Wireless 4.40%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	40,000	43,500,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	15,000	15,750,000
Cricket Communications, Inc.†	7.75%	10/15/2020	4,425	4,347,563
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	12,000	13,500,000
GeoEye, Inc.	8.625%	10/1/2016	3,500	3,701,250
GeoEye, Inc.	9.625%	10/1/2015	17,000	19,295,000
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	10,000	10,650,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)
iPCS, Inc. PIK	3.523%	#	5/1/2014	$4,868	$4,685,225
MetroPCS Wireless, Inc.	6.625%		11/15/2020	24,400	24,217,000
MetroPCS Wireless, Inc.	7.875%		9/1/2018	20,000	21,275,000
NII Capital Corp.	8.875%		12/15/2019	16,250	18,017,187
NII Capital Corp.	10.00%		8/15/2016	15,840	18,453,600
SBA Telecommunications, Inc.	8.25%		8/15/2019	10,000	10,750,000
Sprint Capital Corp.	6.90%		5/1/2019	45,000	46,575,000
Sprint Nextel Corp.	8.375%		8/15/2017	25,000	27,593,750
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%		10/1/2017	11,450	12,119,825
ViaSat, Inc.	8.875%		9/15/2016	12,750	13,578,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%		2/2/2021	8,550	8,849,250
Wind Acquisition Finance SA (Italy)†(a)	7.25%		2/15/2018	14,000	14,595,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%		7/15/2017	21,625	24,598,437

Total					356,051,837

Theaters & Entertainment 0.68%
Cinemark USA, Inc.†	7.375%		6/15/2021	1,925	1,925,000
Cinemark USA, Inc.	8.625%		6/15/2019	15,500	17,050,000
Lions Gate Entertainment, Inc.†	10.25%		11/1/2016	15,450	15,797,625
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	20,000	20,300,000

Total					55,072,625

Transportation (Excluding Air/Rail) 0.44%
Asciano Finance Ltd. (Australia)†(a)	4.625%		9/23/2020	9,750	9,320,279
CMA CGM SA (France)†(a)	8.50%		4/15/2017	3,175	2,682,875
Commercial Barge Line Co.	12.50%		7/15/2017	9,500	10,711,250
Great Lakes Dredge & Dock Corp.†	7.375%		2/1/2019	13,000	12,870,000

Total					35,584,404

Total High Yield Corporate Bonds (cost $6,168,472,531)					6,487,615,767

MUNICIPAL BOND 0.19%

Other Revenue
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B (cost $14,880,796)	6.731%		7/1/2043	14,650	15,116,309

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.80%
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%		7/10/2046	$10,000	$9,957,284
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.078%	#	7/10/2038	10,000	10,293,087
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	10,000	9,826,173
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	10,000	9,739,982
Morgan Stanley Capital I 2011-C1†	5.423%	#	9/15/2047	11,000	10,484,759
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	15,000	14,218,363

Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,026,044)					64,519,648

				Shares (000)
PREFERRED STOCKS 0.15%

Agency/Government Related 0.01%
Fannie Mae*	Zero Coupon			481	1,035,010

Banking 0.14%
U.S. Bancorp	3.50%	#		13	10,937,063

Total Preferred Stocks (cost $20,694,030)					11,972,073

	Exercise Price		Expiration Date
WARRANTS 0.07%

Auto Parts & Equipment 0.03%
Cooper-Standard Holdings, Inc.	$27.33		11/27/2017	83,503	2,004,072

Automakers 0.02%
General Motors Co.	10.00		07/10/2016	52,915	1,132,381
General Motors Co.	18.33		07/10/2019	52,915	842,936

Total					1,975,317

Media: Broadcast 0.01%
ION Media Networks, Inc.(h)	687.00		12/18/2016	1,950	365,625
ION Media Networks, Inc.(h)	500.00		12/18/2016	1,975	567,812

Total					933,437

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
Media: Cable 0.01%
Charter Communications, Inc.	$46.86	11/30/2014	84,078	$1,177,092

Total Warrants (cost $13,538,967)				6,089,918

Total Long-Term Investments (cost $7,487,071,920)				7,952,101,340

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $40,560,000 of Federal Home Loan Mortgage Corp. at 1.00% due 11/8/2013; value: $40,610,700 proceeds: $39,811,152 (cost $39,811,141)			$39,811	39,811,141

Total Investments in Securities 98.68% (cost $7,526,883,061)				7,991,912,481

Cash and Other Assets in Excess of Liabilities(i) 1.32%				106,935,822

Net Assets 100.00%				$8,098,848,303

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2011

ADR	American Depositary Receipt.
CAD	Canadian dollar.
PIK	Payment-in-kind.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at June 30, 2011.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Stub Rights issued in connection with a plan of reorganization.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(h)	Restricted securities of ION Media Networks, Inc. acquired through private placement for the period ending June 30, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at June 30, 2011
Warrant	April 15, 2011	1,950	$4,318,663	$187.50
Warrant	April 15, 2011	1,975	5,785,009	287.50

(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2011	481	Short	$(58,839,828)	$473,682

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $7,526,883,061)	$7,991,912,481
Deposits with broker for futures collateral	529,100
Cash	1,613,491
Receivables:
Interest and dividends	129,533,734
Capital shares sold	51,438,785
Investment securities sold	48,692,137
Variation margin	248,109
Prepaid expenses and other assets	102,815
Total assets	8,224,070,652
LIABILITIES:
Payables:
Investment securities purchased	51,032,804
Capital shares reacquired	23,425,773
12b-1 distribution fees	4,519,039
Management fee	3,024,169
Directors’ fees	1,213,728
Fund administration	266,988
To affiliates (See Note 3)	61,018
Distributions payable	40,107,896
Accrued expenses	1,570,934
Total liabilities	125,222,349
NET ASSETS	$8,098,848,303
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,861,833,467
Distribution in excess of net investment income	(52,092,178)
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(176,403,881)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	465,510,895
Net Assets	$8,098,848,303

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2011

Net assets by class:
Class A Shares	$4,506,180,171
Class B Shares	$383,024,421
Class C Shares	$1,863,611,905
Class F Shares	$786,183,888
Class I Shares	$377,620,627
Class P Shares	$141,848,711
Class R2 Shares	$1,276,597
Class R3 Shares	$39,101,983
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	565,337,461
Class B Shares (500 million shares of common stock authorized, $.001 par value)	47,889,500
Class C Shares (600 million shares of common stock authorized, $.001 par value)	233,226,815
Class F Shares (300 million shares of common stock authorized, $.001 par value)	98,755,001
Class I Shares (300 million shares of common stock authorized, $.001 par value)	47,597,060
Class P Shares (160 million shares of common stock authorized, $.001 par value)	17,426,991
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	160,137
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	4,913,213
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.97
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$8.37
Class B Shares-Net asset value	$8.00
Class C Shares-Net asset value	$7.99
Class F Shares-Net asset value	$7.96
Class I Shares-Net asset value	$7.93
Class P Shares-Net asset value	$8.14
Class R2 Shares-Net asset value	$7.97
Class R3 Shares-Net asset value	$7.96

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $22,127)	$10,649,269
Interest and other	267,244,994
Total investment income	277,894,263
Expenses:
Management fee	18,326,873
12b-1 distribution plan-Class A	7,771,450
12b-1 distribution plan-Class B	2,324,031
12b-1 distribution plan-Class C	9,285,148
12b-1 distribution plan-Class F	370,094
12b-1 distribution plan-Class P	320,467
12b-1 distribution plan-Class R2	3,827
12b-1 distribution plan-Class R3	92,193
Shareholder servicing	4,068,361
Fund administration	1,618,036
Reports to shareholders	289,696
Subsidy (See Note 3)	184,474
Registration	142,031
Directors’ fees	119,271
Professional	69,560
Custody	56,421
Other	123,271
Gross expenses	45,165,204
Expense reductions (See Note 7)	(5,287)
Net expenses	45,159,917
Net investment income	232,734,346
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	185,092,942
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(16,075,502)
Net realized and unrealized gain	169,017,440
Net Increase in Net Assets Resulting From Operations	$401,751,786

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$232,734,346	$483,778,201
Net realized gain on investments, futures contracts and foreign currency related transactions	185,092,942	227,859,128
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(16,075,502)	256,550,239
Net increase in net assets resulting from operations	401,751,786	968,187,568
Distributions to shareholders from:
Net investment income
Class A	(133,236,478)	(274,946,555)
Class B	(12,396,076)	(34,252,312)
Class C	(49,756,882)	(102,248,065)
Class F	(23,011,790)	(36,820,969)
Class I	(12,264,873)	(20,369,323)
Class P	(4,188,106)	(8,598,647)
Class R2	(36,603)	(55,546)
Class R3	(1,084,418)	(1,695,379)
Total distributions to shareholders	(235,975,226)	(478,986,796)
Capital share transactions (Net of share conversions) (See Note 11):
Proceeds from sales of shares	817,367,789	1,450,866,902
Reinvestment of distributions	186,137,965	402,759,836
Cost of shares reacquired	(1,111,762,464)	(2,514,775,434)
Net decrease in net assets resulting from capital share transactions	(108,256,710)	(661,148,696)
Net increase (decrease) in net assets	57,519,850	(171,947,924)
NET ASSETS:
Beginning of period	$8,041,328,453	$8,213,276,377
End of period	$8,098,848,303	$8,041,328,453
Distributions in excess of net investment income	$(52,092,178)	$(48,851,298)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.81		$7.35	$5.86	$7.92	$8.02	$7.80

Investment operations:

Net investment income(a)	.23		.47	.45	.47	.46	.43

Net realized and unrealized gain (loss)	.17		.45	1.55	(2.01)	(.04)	.31

Total from investment operations	.40		.92	2.00	(1.54)	.42	.74

Distributions to shareholders from:

Net investment income	(.24)		(.46)	(.51)	(.52)	(.52)	(.52)

Net asset value, end of period	$7.97		$7.81	$7.35	$5.86	$7.92	$8.02

Total Return(b)	5.11	%(c)	12.94%	35.37%	(20.26)%	5.34%	9.87%

Ratios to Average Net Assets:

Expenses, including expense reductions	.48	%(c)	.97%	1.00%	1.00%	.99%	.99%

Expenses, excluding expense reductions	.48	%(c)	.97%	1.00%	1.00%	.99%	.99%

Net investment income	2.93	%(c)	6.19%	6.82%	6.63%	5.73%	5.54%

Supplemental Data:
Net assets, end of period (000)	$4,506,180		$4,415,645	$4,709,961	$3,316,663	$4,526,753	$4,731,545

Portfolio turnover rate	23.63	%(c)	42.65%	41.93%	29.01%	40.08%	32.40%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.84		$7.37	$5.87	$7.93	$8.03	$7.80

Investment operations:

Net investment income(a)	.21		.42	.41	.43	.41	.38

Net realized and unrealized gain (loss)	.16		.46	1.55	(2.02)	(.04)	.32

Total from investment operations	.37		.88	1.96	(1.59)	.37	.70

Distributions to shareholders from:

Net investment income	(.21)		(.41)	(.46)	(.47)	(.47)	(.47)

Net asset value, end of period	$8.00		$7.84	$7.37	$5.87	$7.93	$8.03

Total Return(b)	4.90	%(c)	12.16%	34.52%	(20.82)%	4.63%	9.26%

Ratios to Average Net Assets:

Expenses, including expense reductions	.80	%(c)	1.62%	1.65%	1.65%	1.64%	1.64%

Expenses, excluding expense reductions	.80	%(c)	1.62%	1.65%	1.65%	1.64%	1.64%

Net investment income	2.61	%(c)	5.54%	6.21%	5.95%	5.08%	4.88%

Supplemental Data:
Net assets, end of period (000)	$383,024		$530,340	$717,671	$660,920	$1,061,150	$1,269,914

Portfolio turnover rate	23.63	%(c)	42.65%	41.93%	29.01%	40.08%	32.40%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.83		$7.36	$5.87	$7.94	$8.03	$7.81

Investment operations:

Net investment income(a)	.21		.42	.41	.43	.41	.38

Net realized and unrealized gain (loss)	.16		.46	1.54	(2.03)	(.03)	.31

Total from investment operations	.37		.88	1.95	(1.60)	.38	.69

Distributions to shareholders from:

Net investment income	(.21)		(.41)	(.46)	(.47)	(.47)	(.47)

Net asset value, end of period	$7.99		$7.83	$7.36	$5.87	$7.94	$8.03

Total Return(b)	4.77	%(c)	12.34%	34.44%	(20.90)%	4.77%	9.13%

Ratios to Average Net Assets:

Expenses, including expense reductions	.80	%(c)	1.62%	1.65%	1.65%	1.64%	1.64%

Expenses, excluding expense reductions	.80	%(c)	1.62%	1.65%	1.65%	1.64%	1.64%

Net investment income	2.61	%(c)	5.54%	6.13%	5.98%	5.08%	4.88%

Supplemental Data:
Net assets, end of period (000)	$1,863,612		$1,866,405	$1,888,177	$1,018,175	$1,322,738	$1,312,440

Portfolio turnover rate	23.63	%(c)	42.65%	41.93%	29.01%	40.08%	32.40%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31			9/7/2007(a) to 12/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.80		$7.34	$5.85	$7.92	$7.92

Investment operations:

Net investment income(b)						–	(c)

Net realized and unrealized gain						.03

Total from investment operations						.03

Net asset value on SEC Effective Date, 9/14/2007						$7.95

Investment operations:

Net investment income(b)	.24		.48	.46	.49	.15

Net realized and unrealized gain (loss)	.17		.46	1.55	(2.02)	(.04)

Total from investment operations	.41		.94	2.01	(1.53)	.11

Distributions to shareholders from:

Net investment income	(.25)		(.48)	(.52)	(.54)	(.14)

Net asset value, end of period	$7.96		$7.80	$7.34	$5.85	$7.92

Total Return(d)						.38	%(e)(f)

Total Return(d)	5.23	%(e)	13.24%	35.81%	(20.17)%	1.31	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.36	%(e)	.72%	.75%	.75%	.25	%(e)

Expenses, excluding expense reductions	.36	%(e)	.72%	.75%	.75%	.25	%(e)

Net investment income	3.04	%(e)	6.42%	6.87%	7.44%	1.87	%(e)

Supplemental Data:
Net assets, end of period (000)	$786,184		$695,689	$435,085	$35,771	$10

Portfolio turnover rate	23.63	%(e)	42.65%	41.93%	29.01%	40.08%

(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.77		$7.31	$5.83	$7.90	$8.00	$7.78

Investment operations:

Net investment income(a)	.25		.49	.47	.50	.49	.46

Net realized and unrealized gain (loss)	.16		.46	1.54	(2.02)	(.04)	.31

Total from investment operations	.41		.95	2.01	(1.52)	.45	.77

Distributions to shareholders from:

Net investment income	(.25)		(.49)	(.53)	(.55)	(.55)	(.55)

Net asset value, end of period	$7.93		$7.77	$7.31	$5.83	$7.90	$8.00

Total Return(b)	5.30	%(c)	13.40%	35.87%	(20.14)%	5.72%	10.29%

Ratios to Average Net Assets:

Expenses, including expense reductions	.31	%(c)	.62%	.65%	.65%	.64%	.64%

Expenses, excluding expense reductions	.31	%(c)	.62%	.65%	.65%	.64%	.64%

Net investment income	3.10	%(c)	6.53%	7.15%	6.98%	6.07%	5.89%

Supplemental Data:
Net assets, end of period (000)	$377,621		$353,941	$294,144	$203,843	$262,929	$342,363

Portfolio turnover rate	23.63	%(c)	42.65%	41.93%	29.01%	40.08%	32.40%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$7.98		$7.49	$5.97	$8.06	$8.15	$7.91

Investment operations:

Net investment income(a)	.24		.47	.45	.47	.46	.43

Net realized and unrealized gain (loss)	.16		.48	1.57	(2.05)	(.04)	.32

Total from investment operations	.40		.95	2.02	(1.58)	.42	.75

Distributions to shareholders from:

Net investment income	(.24)		(.46)	(.50)	(.51)	(.51)	(.51)

Net asset value, end of period	$8.14		$7.98	$7.49	$5.97	$8.06	$8.15

Total Return(b)	5.14	%(c)	12.73%	35.47%	(20.50)%	5.27%	9.86%

Ratios to Average Net Assets:

Expenses, including expense reductions	.53	%(c)	1.07%	1.10%	1.10%	1.09%	1.09%

Expenses, excluding expense reductions	.53	%(c)	1.07%	1.10%	1.10%	1.09%	1.09%

Net investment income	2.88	%(c)	6.08%	6.70%	6.55%	5.64%	5.43%

Supplemental Data:
Net assets, end of period (000)	$141,849		$143,083	$150,002	$99,134	$120,343	$106,734

Portfolio turnover rate	23.63	%(c)	42.65%	41.93%	29.01%	40.08%	32.40%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31			9/7/2007(a) to 12/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.81		$7.35	$5.86	$7.92	$7.92

Investment operations:

Net investment income(b)						–	(c)

Net realized and unrealized gain						.03

Total from investment operations						.03

Net asset value on SEC Effective Date, 9/14/2007						$7.95

Investment operations:

Net investment income(b)	.22		.45	.43	.46	.14

Net realized and unrealized gain (loss)	.17		.45	1.55	(2.02)	(.05)

Total from investment operations	.39		.90	1.98	(1.56)	.09

Distributions to shareholders from:

Net investment income	(.23)		(.44)	(.49)	(.50)	(.12)

Net asset value, end of period	$7.97		$7.81	$7.35	$5.86	$7.92

Total Return(d)						.38	%(e)(f)

Total Return(d)	4.98	%(e)	12.63%	35.26%	(20.61)%	1.18	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.60	%(e)	1.22%	1.25%	1.24%	.39	%(e)

Expenses, excluding expense reductions	.60	%(e)	1.22%	1.25%	1.24%	.39	%(e)

Net investment income	2.80	%(e)	5.92%	6.57%	6.44%	1.72	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,277		$1,234	$456	$338	$46

Portfolio turnover rate	23.63	%(e)	42.65%	41.93%	29.01%	40.08%

(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31			9/7/2007(a) to 12/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.80		$7.34	$5.85	$7.92	$7.92

Investment operations:

Net investment income(b)						–	(c)

Net realized and unrealized gain						.03

Total from investment operations						.03

Net asset value on SEC Effective Date, 9/14/2007						$7.95

Investment operations:

Net investment income(b)	.23		.45	.44	.47	.14

Net realized and unrealized gain (loss)	.16		.46	1.55	(2.03)	(.04)

Total from investment operations	.39		.91	1.99	(1.56)	.10

Distributions to shareholders from:

Net investment income	(.23)		(.45)	(.50)	(.51)	(.13)

Net asset value, end of period	$7.96		$7.80	$7.34	$5.85	$7.92

Total Return(d)						.38	%(e)(f)

Total Return(d)	5.03	%(e)	12.83%	35.31%	(20.52)%	1.21	%(e)(g)

Ratios to Average Net Assets:

Expenses, including expense reductions	.55	%(e)	1.12%	1.14%	1.15%	.35	%(e)

Expenses, excluding expense reductions	.55	%(e)	1.12%	1.14%	1.15%	.35	%(e)

Net investment income	2.86	%(e)	6.03%	6.53%	7.01%	1.77	%(e)

Supplemental Data:
Net assets, end of period (000)	$39,102		$34,991	$17,780	$5,399	$14

Portfolio turnover rate	23.63	%(e)	42.65%	41.93%	29.01%	40.08%

(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time

Notes to Financial Statements (unaudited)(continued)

of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2011, the Fund had no unfunded loan commitments.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$339,934,839	$–	$–	$339,934,839
Convertible Bonds	–	520,639,750	–	520,639,750
Convertible Preferred Stocks	201,277,453	85,432,126	–	286,709,579
Floating Rate Loans	–	168,878,325	–	168,878,325
Foreign Bonds	–	35,365,525	–	35,365,525

Notes to Financial Statements (unaudited)(continued)

Investment Type*	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Pass-Through	$–	$15,259,607	$–	$15,259,607
High Yield Corporate Bonds	–	6,487,613,844	1,923	6,487,615,767
Municipal Bond	–	15,116,309	–	15,116,309
Non-Agency Commercial Mortgage-Backed Securities	–	64,519,648	–	64,519,648
Preferred Stocks	1,035,010	10,937,063	–	11,972,073
Warrants	3,152,409	2,937,509	–	6,089,918
Repurchase Agreement	–	39,811,141	–	39,811,141
Total	$545,399,711	$7,446,510,847	$1,923	$7,991,912,481
Other Financial Instruments
Futures Contracts
Assets	$473,682	$–	$–	$473,682
Liabilities	–	–	–	–
Total	$473,682	$–	$–	$473,682

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investment with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds
Balance as of January 1, 2011	$423
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(111,000)
Net purchase (sales)	–
Net transfers in or out of Level 3	112,500
Balance as of June 30, 2011	$1,923

(l)	Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2011 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2011, the Fund had a futures interest rate contract with a cumulative unrealized appreciation of $473,682, which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. Amounts of $1,463,265 and $(3,109,225) are included in the Statement of Operations related to futures contracts under the captions Net realized gain (loss) on investments, futures contracts and foreign currency related transactions and Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 640.

Notes to Financial Statements (unaudited)(continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2011, the effective management fee was at a rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of June 30, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund and Lord Abbett Diversified Income Strategy Fund were 2.52% and .67%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2011:

Distributor Commissions	Dealers’ Concessions
$908,888	$4,644,359

Distributor received CDSCs of $7,729 and $80,276 for Class A and Class C shares, respectively, for the six months ended June 30, 2011.

Two Directors’ and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$235,975,226	$478,986,796
Total distributions paid	$235,975,226	$478,986,796

As of December 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$19,692,828	$325,199,091	$344,891,919

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,602,824,899
Gross unrealized gain	590,733,858
Gross unrealized loss	(201,646,276)
Net unrealized security gain	$389,087,582

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$1,915,873,894	$2,020,614,914

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

Notes to Financial Statements (unaudited)(continued)

On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities, which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	47,224,077	$378,327,568	76,673,603	$576,997,631
Converted from Class B*	10,654,704	85,193,842	16,283,545	122,651,868
Reinvestment of distributions	14,036,535	112,686,056	33,237,112	250,228,410
Shares reacquired	(72,048,606)	(576,154,173)	(201,853,834)	(1,515,686,651)
Increase (decrease)	(133,290)	$53,293	(75,659,574)	$(565,808,742)

Class B Shares
Shares sold	542,425	$4,365,391	3,214,259	$24,040,503
Reinvestment of distributions	1,214,776	9,784,076	3,797,564	28,646,849
Shares reacquired	(10,929,119)	(87,820,935)	(20,480,633)	(154,900,511)
Converted to Class A*	(10,618,833)	(85,193,842)	(16,235,495)	(122,651,868)
Decrease	(19,790,751)	$(158,865,310)	(29,704,305)	$(224,865,027)

Class C Shares
Shares sold	16,260,950	$130,567,571	33,788,212	$254,625,521
Reinvestment of distributions	4,086,470	32,887,762	9,454,389	71,369,236
Shares reacquired	(25,542,402)	(204,783,645)	(61,213,937)	(461,822,088)
Decrease	(5,194,982)	$(41,328,312)	(17,971,336)	$(135,827,331)

Class F Shares
Shares sold	25,533,230	$204,109,605	61,282,387	$459,491,221
Reinvestment of distributions	1,824,242	14,628,148	2,884,822	21,782,805
Shares reacquired	(17,836,492)	(142,386,225)	(34,225,748)	(257,202,177)
Increase	9,520,980	$76,351,528	29,941,461	$224,071,849

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	9,860,425	$78,289,407	11,353,565	$86,075,832
Reinvestment of distributions	1,368,716	10,939,317	2,662,515	19,972,137
Shares reacquired	(9,163,155)	(72,971,907)	(8,699,327)	(65,274,705)
Increase	2,065,986	$16,256,817	5,316,753	$40,773,264

Class P Shares
Shares sold	1,554,745	$12,698,699	3,585,805	$27,457,010
Reinvestment of distributions	503,551	4,128,969	1,173,790	9,020,565
Shares reacquired	(2,571,053)	(20,965,146)	(6,834,064)	(52,126,819)
Decrease	(512,757)	$(4,137,478)	(2,074,469)	$(15,649,244)

Class R2 Shares
Shares sold	27,237	$217,725	147,551	$1,113,833
Reinvestment of distributions	1,495	12,004	2,492	18,872
Shares reacquired	(26,696)	(213,215)	(54,084)	(407,095)
Increase	2,036	$16,514	95,959	$725,610

Class R3 Shares
Shares sold	1,099,637	$8,791,823	2,813,435	$21,065,351
Reinvestment of distributions	133,668	1,071,633	228,177	1,720,962
Shares reacquired	(808,532)	(6,467,218)	(976,228)	(7,355,388)
Increase	424,773	$3,396,238	2,065,384	$15,430,925

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Bond-Debenture Fund, Inc.

LABD-3-0611 (08/11)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011